Related Party Transactions - Trade Accounts Payable (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Related Party Transaction
Trade accounts payables to related parties	$ 1,442	$ 2,206
KOAS [Member]
Related Party Transaction
Trade accounts payables to related parties	920	1,304
KNOT and affiliates
Related Party Transaction
Trade accounts payables to related parties	$ 522	$ 902